Acquisitions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Schedule of acquisition-date fair value of the consideration transferred
The fair value of the consideration paid as of July 1, 2021, was $70.8 million, net of cash acquired (the “Apollo Merger”), which consisted of the following:

Purchase Consideration (in thousands)

Cash paid for outstanding Apollo common stock and options	$19,926
Fair value of Astra Class A common stock issued	33,008
Fair value of contingent consideration	18,400

Total purchase consideration	71,334
Less: cash acquired	566

Total purchase consideration, net of cash acquired	$70,768

Schedule of preliminary allocation of the total purchase price

(in thousands)	Fair Value

Inventory	$131
Prepaid and other current assets	796
Property, plant and equipment	996
Right of use assets	163
Goodwill	58,251
Intangible assets	15,350
Other non-current assets	75

Total assets acquired	75,762

Accounts payable	(950)
Accrued expenses and other current liabilities	(1,939)
Operating lease obligation	(163)
Other non-current liabilities	(1,942)

Total liabilities assumed	(4,994)

Fair value of net assets acquired	$70,768

Schedule of Intangible Assets Fair Value and Amortization Periods
Intangible Assets

	Fair Value (in thousands)	Weighted-Average Amortization Periods (in years)

Developed technology	$12,100	6
Customer contracts and related relationships	2,900	3
Order backlog	200	1
Tradename	150	2

Total identified intangible assets	$15,350

Schedule of Number of Shares of Class A Common Stock Issued
The number of shares of Class A common stock issued immediately following the consummation of the Business Combination were:

Common stock of Holicity	29,989,019
Holicity founder shares	7,500,000
Shares issued in PIPE	20,000,000

Business Combination and PIPE shares	57,489,019
Pre-combination Astra shares	140,601,884

Total shares of Class A common stock immediately after Business Combination	198,090,903

The number of shares of Class A common stock issued immediately following the consummation of the Business Combination were:

Common stock of Holicity	29,989,019
Holicity founder shares	7,500,000
Shares issued in PIPE	20,000,000
Business Combination and PIPE shares	57,489,019
Pre-combination Astra shares	140,601,884
Total shares of Class A common stock immediately after Business Combination	198,090,903

Apollo Fusion Inc [Member]
Business Acquisition [Line Items]
Schedule of acquisition-date fair value of the consideration transferred
The acquisition-date fair value of the consideration transferred totaled $70.8 million, net of cash acquired, which consisted of the following:

Purchase Consideration (in thousands)	As Reported September 30, 2021	Measurement Period Adjustment	As Adjusted Value
Cash paid for outstanding Apollo common stock and options	$19,926	$—	$19,926
Fair value of Astra Class A common stock issued	33,008	—	33,008
Fair value of contingent consideration	23,000	(4,600)	18,400
Total purchase consideration	75,934	(4,600)	71,334
Less: cash acquired	566	—	566
Total purchase consideration, net of cash acquired	$75,368	$(4,600)	$70,768

Schedule of preliminary allocation of the total purchase price

(in thousands)	As Reported September 30, 2021	Adoption of ASU 2021-08	Measurement Period Adjustment	As Adjusted Estimated Values
Inventory	$131	$—	$—	$131
Prepaid and other current assets	796	—	—	796
Property, plant and equipment	996	—	—	996
Right of use assets	163	—	—	163
Goodwill	58,893	2,308	(2,950)	58,251
Intangible assets	17,000	—	(1,650)	15,350
Other non-current assets	75	—	—	75
Total assets acquired	78,054	2,308	(4,600)	75,762
Accounts payable	(950)	—	—	(950)
Accrued expenses and other current liabilities	(836)	(1,103)	—	(1,939)
Operating lease obligation	(163)	—	—	(163)
Other non-current liabilities	(737)	(1,205)	—	(1,942)
Total liabilities assumed	(2,686)	(2,308)	—	(4,994)
Fair value of net assets acquired	$75,368	$—	$(4,600)	$70,768

Schedule of Intangible Assets Fair Value and Amortization Periods
Intangible Assets

	Fair Value	Weighted-Average Amortization Periods
	(in thousands)	(in years)
Developed technology	$12,100	6
Customer contracts and related relationships	2,900	3
Order backlog	200	1
Tradename	150	2
Total identified intangible assets	$15,350

Schedule of Business Acquisition Pro Forma Information	The unaudited pro forma information presented below is for informational purposes only and is not necessarily indicative of our consolidated results of operations of the combined business had the acquisition actually occurred at the beginning of fiscal year
2020
or of the results of our future operations of the combined business.

	For The Year Ended December 31,
(in thousands)	2021	2020
Pro forma net revenue	$400	$322
Pro forma net loss and net loss attributable to common stockholders	$(255,268)	$(86,655)